(LOSS)/ EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted (Loss)/ Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Numerator:
Numerator for basic (loss)/earnings per share	$ (76,738)		$ (1,856)		$ 9,430
Numerator for diluted (loss)/earnings per share	$ (76,738)		$ (1,856)		$ 9,430
Common Shares [Member]
Denominator:
Weighted average number of shares outstanding-basic	403,443,828		273,981,547		235,257,651
Dilutive effect of share options and restricted shares		[1]		[1]	20,464,900	[1]
Weighted-average number of shares outstanding, diluted	403,443,828		273,981,547		255,722,551
Net (loss)/earnings per share
Basic net (loss)/earnings per share	$ (0.19)	[2]	$ (0.01)	[2]	$ 0.04	[2]
Diluted net (loss)/earnings per share	$ (0.19)	[2]	$ (0.01)	[2]	$ 0.04	[2]
ADS [Member]
Denominator:
Weighted average number of shares outstanding-basic	80,688,766		54,796,309		47,051,530
Weighted-average number of shares outstanding, diluted	80,688,766		54,796,309		51,144,510
Net (loss)/earnings per share
Basic net (loss)/earnings per share	$ (0.95)	[3]	$ (0.03)	[3]	$ 0.20	[3]
Diluted net (loss)/earnings per share	$ (0.95)	[3]	$ (0.03)	[3]	$ 0.18	[3]

[1]	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of nil, 31,829,884 and 27,694,086, respectively, for the years ended December 31, 2012, 2013 and 2014.
[2]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes. 6,735,642 and 33,678,210 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the years ended December 31, 2013 and 2014, as their effect is anti-dilutive.
[3]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the years ended December 31, 2012, 2013 and 2014 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.